Equity – Share-Based Compensation and Share-Based Payment Reserve	12 Months Ended
Dec. 31, 2024
Equity – Share-Based Compensation and Share-Based Payment Reserve [Abstract]
Equity – share-based compensation and share-based payment reserve

Note 24. Equity – share-based compensation and share-based payment reserve

The Company has adopted a share incentive plan (the “Plan”) under which it is authorized to grant options to officers, directors, employees and consultants enabling them to acquire up to 5% of the issued and outstanding common stock of the Company. The options expiration and vesting schedule are as determined by the Board of Directors. The exercise price of each option granted may not be less than the fair market value of the common shares at the time of grant.

A summary of changes in stock options for the years ended December 31, 2024, 2023 and 2022 is presented below:

	Number of options outstanding	Weighted average exercise price		Weighted average exercise price

Balance, January 1, 2022	31,231,701	AUD$	0.10	$
Granted (i)	7,503,678		0.05
Expired (ii)	(3,350,000)		0.18
Forfeited (iii)	(5,770,000)		0.08
Balance, December 31, 2022	29,615,379	AUD$	0.09
Granted (iv)	255,850,000		0.01
Expired (v)	(3,020,000)		0.12
Forfeited (vi)	(3,525,000)		0.03
Balance, December 31, 2023	278,920,379	AUD$	0.02
Expired (vii)	(900,000)		0.07		0.05
Forfeited (viii)	(5,375,000)		0.02		0.01
Balance, December 31, 2024	272,645,379	AUD$	0.01		$0.01
i.	On April 13, 2022, the Company issued 7,503,678 options to employees and consultant of the Company. 1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.

a.	The fair value of 400,000 options was AUD$9,520 ($6,467). The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.08; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

b.	The fair value of the 573,678 options was AUD$14,313 ($9,724). The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.07; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

c.	The fair value of the 6,530,000 options was AUD$181,273 ($123,147). The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.05; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

ii.	During the year ended December 31, 2022, 3,350,000 options with a fair value of $226,271 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iii.	During the year ended December 31, 2022, 5,770,000 options were forfeited with a total fair value of $69,004 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iv.	During the year ended December 31, 2023:

a.	On May 31, 2023, the Company issued 210,000,000 options to directors of the Company, which vest over three years (33.33% of the options 1 year after grant date; 66.66% remain in equally quarterly over the 2nd & 3rd years after date of grant). The total fair value of the options was AUD$1,637,000 ($1,119,708). The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.009; exercise price - AUD$0.008; expected life - 10 year; annualized volatility 86.6%; dividend yield - 0%; risk free rate - 0.0355%.

b.	On August 3, 2023, the Company issued 45,850,000 options to employees and consultants of the Company. 23,350,000 options are vested after 3 years, and 22,500,000 options are vested after 4 years. The total fair value of the options was AUD$489,678 ($334,940). The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.012; exercise price - AUD$0.008; expected life - 5 year; annualized volatility 128.89%; dividend yield - 0%; risk free rate - 0.0378%.

v.	During the year ended December 31, 2023, 3,020,000 options with a fair value of $148,007 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

vi.	During the year ended December 31, 2023, 3,525,000 options were forfeited with a total fair value of $20,291 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
vii.	During the year ended December 31, 2024, 900,000 options with a fair value of $26,432 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

viii.	During the year ended December 31, 2024, 5,375,000 options were forfeited with a total fair value of $30,777 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

ix.	The Company recognized share-based compensation expense of $610,395 for the year ended December 31, 2024 (2023: $610,303, 2022: $189,499) in relation to the vesting of options issued in previous years.

x.	As at December 31, 2024, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price		Exercisable At December 31, 2024	Expiry Date
614,090	AUD$	0.20	614,090	October 20, 2026
767,611	AUD$	0.12	767,611	November 5, 2025
3,000,000	AUD$	0.15	3,000,000	June 25, 2025
2,450,000	AUD$	0.15	2,450,000	December 29, 2025
11,500,000	AUD$	0.08	11,500,000	July 8, 2026
400,000	AUD$	0.08	400,000	April 13, 2027
573,678	AUD	0.07	573,678	April 13, 2027
4,740,000	AUD	0.05	4,052,500	April 13, 2027
210,000,000	AUD	0.01	105,000,005	May 31, 2033
38,600,000	AUD	0.01	15,908,333	August 3, 2028
272,645,379			144,266,217

As at December 31, 2024, options outstanding have a weighted average remaining contractual life of 7.13 years (December 31, 2023 – 8.03 years).

Accounting policy for share-based payments

Equity-settled share-based compensation benefits are provided to employees.

Equity-settled transactions are awards of shares, or options over shares, that are provided to employees in exchange for the rendering of services. Cash-settled transactions are awards of cash for the exchange of services, where the amount of cash is determined by reference to the share price.

The cost of equity-settled transactions is measured at fair value on grant date. Fair value is independently determined using the Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Company receives the services that entitle the employees to receive payment. No account is taken of any other vesting conditions.

The cost of equity-settled transactions is recognised as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognised in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognised in previous periods.

All changes in the liability are recognised in profit or loss. The ultimate cost of cash-settled transactions is the cash paid to settle the liability.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If the non-vesting condition is within the control of the Company or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Company or employee and is not satisfied during the vesting period, any remaining expense for the award is recognised over the remaining vesting period, unless the award is forfeited.

If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognised immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.